12. Transactions with related parties (Details Narrative) R$ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2015 BRL (R$)	Feb. 19, 2014 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Jan. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of transactions between related parties [line items]
Deferred revenue current			R$ 8,565	R$ 20,557
Deferred revenue non-current				3,426
Expenses related to passenger service			(474,117)	(437,045)	R$ (461,837)
Air France-KLM [Member]
Disclosure of transactions between related parties [line items]
Engine maintenance funding			170,673	157,264
Engine maintenance expenses			151,936	159,562
Delta Air Lines Inc.
Disclosure of transactions between related parties [line items]
Engine maintenance funding			211,087	372,511
Engine maintenance expenses			357,619	403,195
Outstanding balance advances from customers			4,741	6,779
Expenses related to passenger service			1,433
Loan agreement | $						$ 50
Commercial Partnership Agreement [Member]
Disclosure of transactions between related parties [line items]
Maturity date		5 years
Incentive Investment		R$ 112,152
Term Loan
Disclosure of transactions between related parties [line items]
Face amount | $							$ 300
Maturity date	5 years
Interest rate							6.70%
Description of financial expenses	equivalent to 1.0% per year
Amount of financial expenses related to additional term loan guarantee	R$ 11,765
Gol Linhas Aereas S.A. ("GLA")
Disclosure of transactions between related parties [line items]
Total transportation and consulting services expense			12,237	13,013
Related parties balance payable			504	R$ 769
Smiles Fidelidade
Disclosure of transactions between related parties [line items]
Maximum providing for advance ticket sales			R$ 600,000